DUE TO RELATED PARTY - CEO (Details Narrative) - Chief Executive Officer [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Due to CEO funds in advanced	$ 23,000	$ 4,500
Due to related party	$ 273,591	$ 250,591	$ 238,079